Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Warrants [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Schedule of assumptions used for options and warrants granted
Exercise price	$0.40
Expected dividends	0%
Expected volatility	73.44%
Risk free interest rate	1.39%
Expected life of warrant	5 years

Exercise price	$0.35
Expected dividends	0%
Expected volatility	69.7%
Risk free interest rate	1.35%
Expected life of warrant	years

Exercise price	$0.35
Expected dividends	0%
Expected volatility	68.3%
Risk free interest rate	1.35%
Expected life of option	5 years

Schedule of stock option and warrant activity
	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2015	10,750,000	$0.35
Granted	2,791,667	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2016	13,541,667	$0.36
Exercisable – June 30, 2016	12,958,334	$0.36

	Warrants	Weighted Average Exercise Price

Balance – December 31, 2013	-	$-
Granted	2,470,000	$0.35
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2014	2,470,000	$0.35
Granted	8,280,000	$0.35
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2015	10,750,000	$0.35
Exercisable – December 31, 2015	9,875,000	$0.35

Schedule of changes in warrants outstanding
Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.35 – 0.40	13,541667	4.14	$0.36	12,958,334	$0.36

Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.35	10,750,000	4.49	$0.35	9,875,000	$0.35

Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Schedule of assumptions used for options and warrants granted
Exercise price	$0.25
Expected dividends	0%
Expected volatility	73.44%
Risk free interest rate	1.39%
Expected life of option	4.68 years

Exercise price	$0.35
Expected dividends	0%
Expected volatility	69.7%
Risk free interest rate	1.35%
Expected life of option	5 years

Schedule of stock option and warrant activity
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Balance – December 31, 2015 – outstanding	500,000	0.25	4.93	-
Balance – December 31, 2015 – exercisable	500,000	$0.25	4.93	$-

Outstanding options held by related party – December 31, 2015	500,000	$0.25	4.93	$-
Exercisable options held by related party – December 31, 2015	500,000	$0.25	4.93	$-

Balance – December 31, 2015	500,000	$0.25	4.68	$-
Granted	50,000	0.25	4.68	-
Exercised				-
Cancelled/Modified				-
Balance – June 30, 2016 – outstanding	550,000	$0.25	4.18	-
Balance – June 30, 2016 – exercisable	550,000	$0.25	4.18	$-

Outstanding options held by related party – June 30, 2016	550,000	$0.25	4.18	$-
Exercisable options held by related party – June 30, 2016	550,000	$0.25	4.18	$-

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Balance – December 31, 2013	-	$-	-	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled/Modified	-	-	-	-
Balance – December 31, 2014 – outstanding	-			-
Balance – December 31, 2014 – exercisable	-	$-	-	$-

Outstanding options held by related party – December 31, 2014	-	$-	-	$-
Exercisable options held by related party – December 31, 2014	-	$-	-	$-

Balance – December 31, 2014	-	$-	-	$-
Granted	500,000	0.25	5.0	-
Exercised	-			-
Cancelled/Modified				-
Balance – December 31, 2015 – outstanding	500,000	0.25	4.93	-
Balance – December 31, 2015 – exercisable	500,000	$0.25	4.93	$-

Outstanding options held by related party – December 31, 2015	500,000	$0.25	4.93	$-
Exercisable options held by related party – December 31, 2015	500,000	$0.25	4.93	$-

Summary of stock options granted
Options	Value	Purpose for Grant
550,000	$101,285	Board Services

Options	Value	Purpose for Grant
500,000	$101,285	Board Services